Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers - USD ($)	3 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	$ 1,803	$ 833
USA
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	1,073	245
Canada
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	219	249
EMEA
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue	$ 511	326
Australia
Segmented Information (Details) - Schedule of geographical segments, segment revenue is based on the geographical location of the customers [Line Items]
Revenue		$ 13